Equity - Comprehensive Earning/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Comprehensive earnings/(loss)
Net earnings/(loss) attributable to Catalent	$ (65.9)	$ (2.2)	$ (40.4)	$ (54.0)	$ (289.6)
Other comprehensive income/(losses):
Foreign currency translation adjustments	(25.2)	(9.2)	(27.3)	62.4	(21.5)
Net change in minimum pension liability	0	1.6	(26.5)	18.7	(1.3)
Deferred compensation/(benefit)			0.1	0.9	(0.3)
Change in unrealized loss on derivatives	20.7	9.4	15.2	12.5	(29.9)
Other Comprehensive income/(loss)	(3.7)	2.0	(38.5)	94.5	(53.0)
Comprehensive earnings/(loss)	(69.6)	1.0	(78.9)	40.5	(342.6)
Comprehensive income/(loss) attributable to noncontrolling interest	0	3.8	(3.8)	5.3	(4.6)
Comprehensive income/(loss)			$ (82.7)	$ 45.8	$ (347.2)